02.28 Spartan Index Funds Investor, Advantage Combo PRO-01 | Spartan® Extended Market Index Fund
Fund Summary Fund/Class: Spartan® Extended Market Index Fund/Investor, Fidelity Advantage®
Investment Objective
The fund seeks to provide investment results that correspond to the total return of stocks of mid- to small-capitalization United States companies.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees {- Spartan® Extended Market Index Fund} - 02.28 Spartan Index Funds Investor, Advantage Combo PRO-01 - Spartan® Extended Market Index Fund	Spartan Extended Market Index Fund-Investor Class	Spartan Extended Market Index Fund-Fidelity Advantage Class
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	0.75%	0.75%

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Spartan® Extended Market Index Fund} - 02.28 Spartan Index Funds Investor, Advantage Combo PRO-01 - Spartan® Extended Market Index Fund	Spartan Extended Market Index Fund-Investor Class	Spartan Extended Market Index Fund-Fidelity Advantage Class
Management fee	0.06%	0.06%
Distribution and/or Service (12b-1) fees	none	none
Other expenses	0.04%	0.01%
Total annual operating expenses	0.10%	0.07%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Spartan® Extended Market Index Fund} - 02.28 Spartan Index Funds Investor, Advantage Combo PRO-01 - Spartan® Extended Market Index Fund - USD ($)	Spartan Extended Market Index Fund-Investor Class	Spartan Extended Market Index Fund-Fidelity Advantage Class
1 year	$ 10	$ 7
3 years	32	23
5 years	56	40
10 years	$ 128	$ 90

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of assets in common stocks included in the Dow Jones U.S. Completion Total Stock Market Index℠, which represents the performance of stocks of mid- to small-capitalization U.S. companies.
  Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth to attempt to replicate the returns of the Dow Jones U.S. Completion Total Stock Market Index℠ using a smaller number of securities.
  Lending securities to earn income for the fund.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from its index.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart for Investor Class:	Returns	Quarter ended
Highest Quarter Return	20.64%	June 30, 2009
Lowest Quarter Return	-26.35%	December 31, 2008
Year-to-Date Return	-0.86%	March 31, 2016

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Investor Class are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015

Average Annual Total Returns{- Spartan® Extended Market Index Fund} - 02.28 Spartan Index Funds Investor, Advantage Combo PRO-01 - Spartan® Extended Market Index Fund	Past 1 year	Past 5 years	Past 10 years
Spartan Extended Market Index Fund-Investor Class | Return Before Taxes	(3.35%)	10.30%	7.94%
Spartan Extended Market Index Fund-Investor Class | After Taxes on Distributions	(4.80%)	9.21%	7.04%
Spartan Extended Market Index Fund-Investor Class | After Taxes on Distributions and Sales	(0.85%)	8.07%	6.32%
Spartan Extended Market Index Fund-Fidelity Advantage Class | Return Before Taxes	(3.32%)	10.33%	7.97%
Dow Jones U.S. Completion Total Stock Market Index℠(reflects no deduction for fees, expenses, or taxes)	(3.42%)	10.24%	7.86%